Distribution Date:	07/12/24	CD 2017-CD4 Mortgage Trust
Determination Date:	07/08/24
Next Distribution Date:	08/12/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2017-CD4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9090
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Controlling Class Rep.	RREF III Debt AIV, L.P.
Specially Serviced Loan Detail - Part 2	24		-
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515DAM6	2.012000%	28,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515DAN4	3.030000%	90,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12515DAP9	3.317000%	53,102,000.00	30,731,174.36	949,215.98	84,946.09	0.00	0.00	1,034,162.07	29,781,958.38	36.23%	30.00%
A-3	12515DAQ7	3.248000%	192,000,000.00	177,004,960.39	0.00	479,093.43	0.00	0.00	479,093.43	177,004,960.39	36.23%	30.00%
A-4	12515DAR5	3.514000%	234,483,000.00	234,483,000.00	0.00	686,644.39	0.00	0.00	686,644.39	234,483,000.00	36.23%	30.00%
A-M	12515DAT1	3.746000%	70,573,000.00	70,573,000.00	0.00	220,305.38	0.00	0.00	220,305.38	70,573,000.00	26.03%	21.75%
B	12515DAU8	3.947000%	36,355,000.00	36,355,000.00	0.00	119,577.65	0.00	0.00	119,577.65	36,355,000.00	20.77%	17.50%
C	12515DAV6	4.349000%	39,564,000.00	39,564,000.00	0.00	143,386.53	0.00	0.00	143,386.53	39,564,000.00	15.06%	12.88%
D	12515DAF1	3.300000%	44,910,000.00	44,910,000.00	0.00	123,502.50	0.00	0.00	123,502.50	44,910,000.00	8.57%	7.63%
E	12515DAG9	3.300000%	21,386,000.00	21,386,000.00	0.00	58,811.50	0.00	0.00	58,811.50	21,386,000.00	5.48%	5.13%
F	12515DAH7	3.300000%	8,554,000.00	8,554,000.00	0.00	23,523.50	0.00	0.00	23,523.50	8,554,000.00	4.24%	4.13%
G*	12515DAJ3	3.300000%	35,286,789.00	29,339,349.70	0.00	65,117.09	0.00	0.00	65,117.09	29,339,349.70	0.00%	0.00%
VRR	N/A	4.662233%	45,022,523.00	36,468,450.34	49,958.74	140,867.75	0.00	0.00	190,826.49	36,418,491.60	0.00%	0.00%
S	12515DBM5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515DAL8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,450,312.00	729,368,934.79	999,174.72	2,145,775.81	0.00	0.00	3,144,950.53	728,369,760.07

X-A	12515DAS3	1.219928%	669,372,000.00	512,792,134.75	0.00	521,307.71	0.00	0.00	521,307.71	511,842,918.77
X-B	12515DAA2	0.505737%	75,919,000.00	75,919,000.00	0.00	31,995.87	0.00	0.00	31,995.87	75,919,000.00
X-D	12515DAB0	1.362233%	44,910,000.00	44,910,000.00	0.00	50,981.57	0.00	0.00	50,981.57	44,910,000.00
X-E	12515DAC8	1.362233%	21,386,000.00	21,386,000.00	0.00	24,277.26	0.00	0.00	24,277.26	21,386,000.00
X-F	12515DAD6	1.362233%	8,554,000.00	8,554,000.00	0.00	9,710.45	0.00	0.00	9,710.45	8,554,000.00
X-G	12515DAE4	1.362233%	35,286,789.00	29,339,349.70	0.00	33,305.86	0.00	0.00	33,305.86	29,339,349.70
Notional SubTotal			855,427,789.00	692,900,484.45	0.00	671,578.72	0.00	0.00	671,578.72	691,951,268.47

Deal Distribution Total					999,174.72	2,817,354.53	0.00	0.00	3,816,529.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515DAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515DAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12515DAP9	578.71971602	17.87533389	1.59967779	0.00000000	0.00000000	0.00000000	0.00000000	19.47501168	560.84438213
A-3	12515DAQ7	921.90083536	0.00000000	2.49527828	0.00000000	0.00000000	0.00000000	0.00000000	2.49527828	921.90083536
A-4	12515DAR5	1,000.00000000	0.00000000	2.92833335	0.00000000	0.00000000	0.00000000	0.00000000	2.92833335	1,000.00000000
A-M	12515DAT1	1,000.00000000	0.00000000	3.12166664	0.00000000	0.00000000	0.00000000	0.00000000	3.12166664	1,000.00000000
B	12515DAU8	1,000.00000000	0.00000000	3.28916655	0.00000000	0.00000000	0.00000000	0.00000000	3.28916655	1,000.00000000
C	12515DAV6	1,000.00000000	0.00000000	3.62416667	0.00000000	0.00000000	0.00000000	0.00000000	3.62416667	1,000.00000000
D	12515DAF1	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
E	12515DAG9	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
F	12515DAH7	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
G	12515DAJ3	831.45422215	0.00000000	1.84536740	0.44113167	15.52040113	0.00000000	0.00000000	1.84536740	831.45422215
VRR	N/A	810.00459126	1.10963884	3.12882843	0.01819689	0.64023978	0.00000000	0.00000000	4.23846727	808.89495242
S	12515DBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515DAL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515DAS3	766.07945171	0.00000000	0.77880119	0.00000000	0.00000000	0.00000000	0.00000000	0.77880119	764.66138227
X-B	12515DAA2	1,000.00000000	0.00000000	0.42144746	0.00000000	0.00000000	0.00000000	0.00000000	0.42144746	1,000.00000000
X-D	12515DAB0	1,000.00000000	0.00000000	1.13519417	0.00000000	0.00000000	0.00000000	0.00000000	1.13519417	1,000.00000000
X-E	12515DAC8	1,000.00000000	0.00000000	1.13519405	0.00000000	0.00000000	0.00000000	0.00000000	1.13519405	1,000.00000000
X-F	12515DAD6	1,000.00000000	0.00000000	1.13519406	0.00000000	0.00000000	0.00000000	0.00000000	1.13519406	1,000.00000000
X-G	12515DAE4	831.45422215	0.00000000	0.94386202	0.00000000	0.00000000	0.00000000	0.00000000	0.94386202	831.45422215

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	84,946.09	0.00	84,946.09	0.00	0.00	0.00	84,946.09	0.00
A-3	06/01/24 - 06/30/24	30	0.00	479,093.43	0.00	479,093.43	0.00	0.00	0.00	479,093.43	0.00
A-4	06/01/24 - 06/30/24	30	0.00	686,644.39	0.00	686,644.39	0.00	0.00	0.00	686,644.39	0.00
X-A	06/01/24 - 06/30/24	30	0.00	521,307.71	0.00	521,307.71	0.00	0.00	0.00	521,307.71	0.00
X-B	06/01/24 - 06/30/24	30	0.00	31,995.87	0.00	31,995.87	0.00	0.00	0.00	31,995.87	0.00
X-D	06/01/24 - 06/30/24	30	0.00	50,981.57	0.00	50,981.57	0.00	0.00	0.00	50,981.57	0.00
X-E	06/01/24 - 06/30/24	30	0.00	24,277.26	0.00	24,277.26	0.00	0.00	0.00	24,277.26	0.00
X-F	06/01/24 - 06/30/24	30	0.00	9,710.45	0.00	9,710.45	0.00	0.00	0.00	9,710.45	0.00
X-G	06/01/24 - 06/30/24	30	0.00	33,305.86	0.00	33,305.86	0.00	0.00	0.00	33,305.86	0.00
A-M	06/01/24 - 06/30/24	30	0.00	220,305.38	0.00	220,305.38	0.00	0.00	0.00	220,305.38	0.00
B	06/01/24 - 06/30/24	30	0.00	119,577.65	0.00	119,577.65	0.00	0.00	0.00	119,577.65	0.00
C	06/01/24 - 06/30/24	30	0.00	143,386.53	0.00	143,386.53	0.00	0.00	0.00	143,386.53	0.00
D	06/01/24 - 06/30/24	30	0.00	123,502.50	0.00	123,502.50	0.00	0.00	0.00	123,502.50	0.00
E	06/01/24 - 06/30/24	30	0.00	58,811.50	0.00	58,811.50	0.00	0.00	0.00	58,811.50	0.00
F	06/01/24 - 06/30/24	30	0.00	23,523.50	0.00	23,523.50	0.00	0.00	0.00	23,523.50	0.00
G	06/01/24 - 06/30/24	30	532,099.00	80,683.21	0.00	80,683.21	15,566.12	0.00	0.00	65,117.09	547,665.12
VRR	06/01/24 - 06/30/24	30	28,005.94	141,687.01	0.00	141,687.01	819.27	0.00	0.00	140,867.75	28,825.21
Totals			560,104.94	2,833,739.91	0.00	2,833,739.91	16,385.39	0.00	0.00	2,817,354.53	576,490.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515DAW4	4.662233%	11,437,995.00	8,762,412.83	16,219.87	34,043.68	0.00	0.00	50,263.55	8,746,192.96
V-A (EC)	N/A	4.662233%	23,792,115.00	18,226,650.20	33,738.87	70,814.08	0.00	0.00	104,552.95	18,192,911.33
V-BC (Cert)	12515DBV5	4.662233%	1,297,277.00	1,297,277.00	0.00	5,040.17	0.00	0.00	5,040.17	1,297,277.00
V-BC (EC)	N/A	4.662233%	2,698,460.00	2,698,460.00	0.00	10,484.04	0.00	0.00	10,484.04	2,698,460.00
V-D (Cert)	12515DBR4	4.662233%	767,406.00	767,406.00	0.00	2,981.52	0.00	0.00	2,981.52	767,406.00
V-D (EC)	N/A	4.662233%	1,596,278.00	1,596,278.00	0.00	6,201.85	0.00	0.00	6,201.85	1,596,278.00
V-E (Cert)	12515DBS2	4.662233%	1,114,572.00	1,012,943.55	0.00	3,669.49	0.00	0.00	3,669.49	1,012,943.55
V-E (EC)	N/A	4.662233%	2,318,420.00	2,107,022.77	0.00	7,632.91	0.00	0.00	7,632.91	2,107,022.77
Regular Interest Total			45,022,523.00	36,468,450.35	49,958.74	140,867.74	0.00	0.00	190,826.48	36,418,491.61

Exchangeable Certificate Details
V-A	12515DAW4	4.662233%	35,230,110.00	8,762,412.83	16,219.87	34,043.68	0.00	0.00	50,263.55	8,746,192.96
V-BC	12515DBV5	4.662233%	3,995,737.00	1,297,277.00	0.00	5,040.17	0.00	0.00	5,040.17	1,297,277.00
V-D	12515DBR4	4.662233%	2,363,684.00	767,406.00	0.00	2,981.52	0.00	0.00	2,981.52	767,406.00
V-E	12515DBS2	4.662233%	3,432,992.00	1,012,943.55	0.00	3,669.49	0.00	0.00	3,669.49	1,012,943.55
V-2	12515DBT0	4.662233%	45,022,523.00	24,628,410.96	33,738.87	95,132.88	0.00	0.00	128,871.75	24,594,672.09
Exchangeable Certificates Total			90,045,046.00	36,468,450.34	49,958.74	140,867.74	0.00	0.00	190,826.48	36,418,491.60

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V-A	12515DAW4	248.71942864	0.46039794	0.96632341	0.00000000	0.00000000	0.00000000	0.00000000	1.42672135	248.25903070
V-BC	12515DBV5	324.66526200	0.00000000	1.26138682	0.00000000	0.00000000	0.00000000	0.00000000	1.26138682	324.66526200
V-D	12515DBR4	324.66522598	0.00000000	1.26138689	0.00000000	0.00000000	0.00000000	0.00000000	1.26138689	324.66522598
V-E	12515DBS2	295.06143620	0.00000000	1.06888976	0.07748052	2.72605354	0.00000000	0.00000000	1.06888976	295.06143620
V-2	12515DBT0	547.02422963	0.74937759	2.11300642	0.01228896	0.43237670	0.00000000	0.00000000	2.86238401	546.27485203

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	3,816,529.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,844,668.05	Master Servicing Fee	4,766.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,558.56
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	303.90
ARD Interest	0.00	Operating Advisor Fee	1,298.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,844,668.05	Total Fees	10,928.17

Principal		Expenses/Reimbursements
Scheduled Principal	999,174.72	Reimbursement for Interest on Advances	194.56
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,190.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	999,174.72	Total Expenses/Reimbursements	16,385.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,817,354.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	999,174.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,816,529.25
Total Funds Collected	3,843,842.77	Total Funds Distributed	3,843,842.81

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	729,368,937.31	729,368,937.31	Beginning Certificate Balance	729,368,934.79
(-) Scheduled Principal Collections	999,174.72	999,174.72	(-) Principal Distributions	999,174.72
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	728,369,762.59	728,369,762.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	729,489,233.10	729,489,233.10	Ending Certificate Balance	728,369,760.07
Ending Actual Collateral Balance	728,512,595.06	728,512,595.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(2.52)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(2.52)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	56,552,646.17	7.76%	33	4.7782	NAP	Defeased	6	56,552,646.17	7.76%	33	4.7782	NAP
7,499,999 or less	13	67,082,203.31	9.21%	33	4.8027	1.873321	1.39 or less	13	235,736,248.63	32.36%	31	4.6835	0.884995
7,500,000 to 14,999,999	11	115,670,479.95	15.88%	33	4.7499	1.797097	1.40 to 1.44	3	72,201,862.83	9.91%	30	4.5498	1.440000
15,000,000 to 24,999,999	12	227,121,390.34	31.18%	31	4.6229	1.453571	1.45 to 1.54	4	57,021,662.97	7.83%	32	4.8666	1.476563
25,000,000 to 49,999,999	3	90,247,145.36	12.39%	31	4.8447	1.829257	1.55 to 1.99	9	110,986,007.52	15.24%	32	4.7920	1.715312
50,000,000 to 74,999,999	3	171,695,897.46	23.57%	31	4.5420	1.707528	2.00 to 2.49	6	87,388,170.55	12.00%	32	4.7308	2.312151
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.87	3	29,350,850.36	4.03%	33	4.5928	2.687065
Totals	48	728,369,762.59	100.00%	31	4.6801	1.653128	2.88 or greater	4	79,132,313.56	10.86%	29	4.4036	3.207860
							Totals	48	728,369,762.59	100.00%	31	4.6801	1.653128
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	56,552,646.17	7.76%	33	4.7782	NAP
							Defeased	6	56,552,646.17	7.76%	33	4.7782	NAP
Arizona	3	15,507,313.56	2.13%	31	5.0873	2.948714
							Industrial	3	32,126,281.02	4.41%	33	4.7563	1.741057
California	9	193,790,334.94	26.61%	32	4.5813	1.355244
							Lodging	7	154,642,852.36	21.23%	30	4.5548	2.022084
Colorado	1	16,415,138.97	2.25%	33	4.6000	2.070000
							Mixed Use	1	26,517,466.36	3.64%	31	5.3100	1.490000
Florida	6	26,423,747.56	3.63%	33	4.8112	1.952080
							Multi-Family	1	7,339,124.98	1.01%	30	5.2000	1.550000
Georgia	2	15,506,186.15	2.13%	33	4.6991	3.196751
							Office	13	261,530,006.18	35.91%	32	4.5936	1.281691
Hawaii	2	72,969,581.32	10.02%	26	4.3038	2.724416
							Retail	11	96,959,639.63	13.31%	30	4.7457	1.401613
Illinois	2	15,921,593.10	2.19%	33	4.6100	1.620000
							Self Storage	12	92,701,745.89	12.73%	32	4.7568	2.495247
Indiana	1	17,500,810.03	2.40%	31	4.9200	1.680000
							Totals	54	728,369,762.59	100.00%	31	4.6801	1.653128
Kentucky	1	18,007,907.32	2.47%	31	4.7200	0.760000

Michigan	2	26,324,136.73	3.61%	33	4.6566	1.641619

Missouri	1	5,187,696.68	0.71%	33	4.7800	0.730000

Nevada	1	7,000,577.39	0.96%	33	4.7390	2.100000

New York	8	137,563,942.47	18.89%	32	4.6930	1.635042

Ohio	4	73,190,557.86	10.05%	31	4.9650	1.061043

Tennessee	1	2,912,372.78	0.40%	33	4.9100	1.540000

Texas	4	27,595,219.56	3.79%	32	4.8564	1.521896

Totals	54	728,369,762.59	100.00%	31	4.6801	1.653128

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	56,552,646.17	7.76%	33	4.7782	NAP	Defeased	6	56,552,646.17	7.76%	33	4.7782	NAP
	4.4999% or less	7	129,605,000.00	17.79%	31	4.2932	2.050721	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	16	357,114,920.28	49.03%	31	4.6590	1.443229	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	19	185,097,196.14	25.41%	32	4.9616	1.840942	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	728,369,762.59	100.00%	31	4.6801	1.653128	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	42	671,817,116.42	92.24%	31	4.6718	1.670001
								Totals	48	728,369,762.59	100.00%	31	4.6801	1.653128
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	56,552,646.17	7.76%	33	4.7782	NAP	Defeased	6	56,552,646.17	7.76%	33	4.7782	NAP
	59 months or less	42	671,817,116.42	92.24%	31	4.6718	1.670001	Interest Only	9	160,605,000.00	22.05%	31	4.3692	2.031405
60 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	59 months or greater	33	511,212,116.42	70.19%	31	4.7669	1.556461
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	48	728,369,762.59	100.00%	31	4.6801	1.653128
	Totals	48	728,369,762.59	100.00%	31	4.6801	1.653128
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	56,552,646.17	7.76%	33	4.7782	NAP			No outstanding loans in this group
Underwriter's Information		3	50,154,716.03	6.89%	32	4.6948	1.680970
	12 months or less	38	595,144,934.03	81.71%	31	4.6414	1.677097
	13 months to 24 months	1	26,517,466.36	3.64%	31	5.3100	1.490000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	728,369,762.59	100.00%	31	4.6801	1.653128
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A4	30312146	OF	Sunnyvale	CA	Actual/360	4.550%	109,657.26	41,140.86	0.00	N/A	01/06/27	--	28,921,885.96	28,880,745.10	07/06/24
2A5	30312147	OF	Sunnyvale	CA	Actual/360	4.550%	91,381.05	34,284.05	0.00	N/A	01/06/27	--	24,101,571.65	24,067,287.60	07/06/24
2A6	30312148	OF	Sunnyvale	CA	Actual/360	4.550%	73,104.84	27,427.23	0.00	N/A	01/06/27	--	19,281,257.36	19,253,830.13	07/06/24
3	30298188	LO	Various	Various	Actual/360	4.720%	237,830.11	100,066.28	0.00	N/A	02/06/27	--	60,465,283.39	60,365,217.11	07/06/24
4	30312418	OF	Monterey Park	CA	Actual/360	4.700%	214,616.23	89,953.82	0.00	N/A	04/06/27	--	54,795,634.17	54,705,680.35	07/06/24
5	30312419	LO	Honolulu	HI	Actual/360	4.199%	198,163.91	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	07/01/24
6A1	30312420	SS	Long Island City	NY	Actual/360	4.735%	137,786.31	70,511.12	0.00	N/A	02/06/27	--	34,919,445.02	34,848,933.90	07/06/24
6A4	30312421	SS	Long Island City	NY	Actual/360	4.735%	34,446.58	17,627.78	0.00	N/A	02/06/27	--	8,729,861.00	8,712,233.22	07/06/24
7	30312385	MU	Cleveland	OH	Actual/360	5.310%	117,619.53	63,218.30	0.00	N/A	02/06/27	--	26,580,684.66	26,517,466.36	06/06/24
8	30312121	OF	Brooklyn	NY	Actual/360	4.730%	94,600.00	0.00	0.00	N/A	01/06/27	--	24,000,000.00	24,000,000.00	06/06/24
10	30312387	OF	New York	NY	Actual/360	4.470%	87,537.50	0.00	0.00	N/A	03/06/27	--	23,500,000.00	23,500,000.00	07/06/24
11	30312388	RT	Compton	CA	Actual/360	4.790%	76,697.89	33,354.94	0.00	N/A	03/06/27	--	19,214,503.31	19,181,148.37	07/06/24
12	30312389	OF	Carmel	IN	Actual/360	4.920%	71,894.75	34,493.85	0.00	N/A	02/06/27	--	17,535,303.88	17,500,810.03	06/06/24
13	30312390	RT	Lynnwood	WA	Actual/360	5.040%	72,005.06	33,152.38	0.00	N/A	02/06/27	--	17,144,061.79	17,110,909.41	07/06/24
14	30312391	RT	Kailua Kona	HI	Actual/360	4.665%	63,654.15	29,477.33	0.00	N/A	12/06/25	--	16,374,058.65	16,344,581.32	07/06/24
15	30312392	LO	Denver	CO	Actual/360	4.600%	63,036.78	29,239.21	0.00	N/A	04/06/27	--	16,444,378.18	16,415,138.97	07/06/24
16	30312393	OF	Troy	MI	Actual/360	4.540%	63,410.69	28,220.97	0.00	N/A	04/06/27	--	16,760,533.87	16,732,312.90	07/06/24
17	30312394	OF	Malibu	CA	Actual/360	4.210%	63,150.00	0.00	0.00	N/A	05/06/27	--	18,000,000.00	18,000,000.00	07/06/24
18	30312395	IN	Norwich	NY	Actual/360	4.900%	66,274.52	25,806.57	0.00	04/06/27	04/06/35	--	16,230,494.49	16,204,687.92	07/06/24
19	30312396	IN	Various	IL	Actual/360	4.610%	61,255.46	23,429.50	0.00	N/A	04/06/27	--	15,945,022.60	15,921,593.10	07/06/24
20	30312397	SS	Orangeburg	NY	Actual/360	4.820%	52,926.83	25,954.41	0.00	N/A	04/06/27	--	13,176,804.77	13,150,850.36	07/06/24
21	30312398	SS	Santa Monica	CA	Actual/360	4.200%	45,446.05	27,906.53	0.00	N/A	04/06/27	--	12,984,586.89	12,956,680.36	07/06/24
22	30298147	LO	Tempe	AZ	Actual/360	5.140%	54,012.31	19,618.08	0.00	N/A	01/06/27	--	12,609,877.29	12,590,259.21	07/06/24
23	30298385	RT	Irving	TX	Actual/360	4.693%	43,674.40	22,398.29	0.00	N/A	04/06/27	--	11,167,544.09	11,145,145.80	07/06/24
24	30312399	SS	Various	FL	Actual/360	4.820%	47,886.71	16,901.08	0.00	N/A	04/06/27	--	11,922,002.00	11,905,100.92	07/06/24
25	30312400	OF	Malibu	CA	Actual/360	4.700%	45,968.41	14,971.53	0.00	N/A	05/06/27	--	11,736,614.92	11,721,643.39	04/06/24
26	30312401	OF	Torrance	CA	Actual/360	4.430%	41,346.67	0.00	0.00	N/A	05/06/27	--	11,200,000.00	11,200,000.00	07/06/24
27	30312402	RT	Flint	MI	Actual/360	4.860%	38,923.53	18,925.12	0.00	N/A	03/06/27	--	9,610,748.95	9,591,823.83	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30312403	MF	Palm Bay	FL	Actual/360	4.900%	37,732.40	17,993.91	0.00	N/A	04/06/27	--	9,240,588.74	9,222,594.83	07/06/24
29	30312404	LO	Roslyn	NY	Actual/360	4.790%	34,585.30	17,139.53	0.00	N/A	04/06/27	--	8,664,376.60	8,647,237.07	07/06/24
30	30312405	RT	Warner Robins	GA	Actual/360	4.830%	34,304.87	16,763.71	0.00	N/A	04/06/27	--	8,522,949.86	8,506,186.15	06/06/24
31	30312406	RT	New York	NY	Actual/360	4.300%	30,458.33	0.00	0.00	N/A	04/06/27	--	8,500,000.00	8,500,000.00	07/06/22
32	30298090	MF	Houston	TX	Actual/360	5.200%	31,863.43	13,973.60	0.00	N/A	01/06/27	--	7,353,098.58	7,339,124.98	07/06/24
33	30298418	RT	Las Vegas	NV	Actual/360	4.739%	27,701.64	13,977.12	0.00	N/A	04/06/27	--	7,014,554.51	7,000,577.39	07/06/24
34	30298439	OF	West Palm Beach	FL	Actual/360	4.490%	24,513.74	13,443.11	0.00	N/A	05/06/27	--	6,551,557.51	6,538,114.40	07/06/24
35	30298387	RT	Phoenix	AZ	Actual/360	5.050%	27,107.48	10,684.23	0.00	N/A	04/06/27	--	6,441,382.03	6,430,697.80	07/06/24
36	30312407	SS	Stone Mountain	GA	Actual/360	4.540%	26,483.33	0.00	0.00	N/A	03/06/27	--	7,000,000.00	7,000,000.00	07/06/24
37	30312408	OF	San Diego	CA	Actual/360	4.400%	24,860.00	0.00	0.00	N/A	04/06/27	--	6,780,000.00	6,780,000.00	07/06/24
38	30298440	RT	Palm Beach Gardens	FL	Actual/360	4.790%	20,236.08	10,028.45	0.00	N/A	04/06/27	--	5,069,581.94	5,059,553.49	07/06/24
39	30312409	OF	Creve Coeur	MO	Actual/360	4.780%	20,697.87	8,422.05	0.00	N/A	04/06/27	--	5,196,118.73	5,187,696.68	07/06/24
40	30312410	SS	Tampa	FL	Actual/360	4.830%	20,381.76	7,166.32	0.00	N/A	04/06/27	--	5,063,790.68	5,056,624.36	07/06/24
41	30298438	RT	Palm Beach Gardens	FL	Actual/360	4.790%	17,608.02	8,726.05	0.00	N/A	04/06/27	--	4,411,194.84	4,402,468.79	07/06/24
42	30312411	SS	Houston	TX	Actual/360	4.360%	18,166.67	0.00	0.00	N/A	04/06/27	--	5,000,000.00	5,000,000.00	07/06/24
43	30312412	RT	Massillon	OH	Actual/360	5.250%	18,916.56	8,003.37	0.00	N/A	04/06/27	--	4,323,785.08	4,315,781.71	07/06/24
44	30312413	RT	Loganville	GA	Actual/360	5.250%	18,819.55	7,962.33	0.00	N/A	04/06/27	--	4,301,611.70	4,293,649.37	07/06/24
45	30312414	SS	Fort Worth	TX	Actual/360	5.290%	18,149.52	6,145.63	0.00	N/A	04/06/27	--	4,117,094.41	4,110,948.78	07/06/24
46	30312415	RT	Columbia	TN	Actual/360	4.910%	11,939.68	5,674.07	0.00	N/A	04/06/27	--	2,918,046.85	2,912,372.78	07/06/24
47	30312416	SS	Various	AZ	Actual/360	4.860%	11,834.29	4,992.01	0.00	N/A	04/06/27	--	2,922,046.36	2,917,054.35	07/06/24
Totals							2,844,668.05	999,174.72	0.00				729,368,937.31	728,369,762.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A4	15,949,241.36	4,038,293.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	15,949,241.36	4,038,293.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	15,949,241.36	4,038,293.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,666,872.24	1,085,822.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,392,411.64	1,333,902.28	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	191,812,810.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	13,114,757.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	13,114,757.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	180,560.94	180,560.94	0.00	0.00
8	8,043,586.04	2,039,622.99	01/01/24	03/31/24	--	0.00	0.00	94,500.00	94,500.00	0.00	0.00
10	587,164.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,241,973.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	106,315.54	106,315.54	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,367,701.93	376,312.12	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,737,190.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,330,173.22	244,490.12	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,242,286.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,066,506.86	528,685.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,862,656.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,414,030.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	3,101,733.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,110,541.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,884,383.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	(278,095.08)	0.00	--	--	--	0.00	0.00	60,787.36	167,752.26	11,765.73	0.00
26	1,436,391.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,139,066.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,444,544.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,549,978.41	0.00	--	--	--	0.00	0.00	50,819.99	50,819.99	0.00	0.00
31	(82,114.53)	0.00	--	--	12/08/23	0.00	0.00	30,347.83	741,304.96	64,476.60	0.00
32	915,476.97	219,697.86	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,077,518.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,380,699.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	372,636.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	539,643.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	744,686.90	66,728.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	790,349.06	153,780.56	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	532,921.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	620,809.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	502,544.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	509,959.20	56,796.73	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	325,999.92	81,499.98	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	593,707.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	324,055,986.59	18,302,220.80				0.00	0.00	523,331.66	1,341,253.69	76,242.33	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/12/24	0	0.00	1	11,721,643.39	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.680075%	4.662095%	31
06/12/24	1	11,736,614.92	0	0.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.680213%	4.662233%	32
05/10/24	0	0.00	1	11,750,000.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.680340%	4.662360%	33
04/12/24	1	11,750,000.00	0	0.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.680476%	4.662495%	34
03/12/24	0	0.00	0	0.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.680601%	4.662619%	35
02/12/24	0	0.00	0	0.00	1	8,500,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	4.680744%	4.662762%	36
01/12/24	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.680867%	4.662885%	37
12/12/23	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.680990%	4.663006%	38
11/10/23	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.681121%	4.663137%	39
10/13/23	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.681241%	4.663257%	40
09/12/23	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.681371%	4.663386%	41
08/11/23	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.681490%	4.663504%	42
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30312385	06/06/24	0	B	180,560.94	180,560.94	0.00	26,580,684.66	10/27/20	98
8	30312121	06/06/24	0	B	94,500.00	94,500.00	0.00	24,000,000.00
12	30312389	06/06/24	0	B	106,315.54	106,315.54	0.00	17,535,303.88	06/28/19	98
25	30312400	04/06/24	2	2	60,787.36	167,752.26	11,765.73	11,750,000.00	05/13/24	98
30	30312405	06/06/24	0	B	50,819.99	50,819.99	0.00	8,522,949.86	02/15/24	98
31	30312406	07/06/22	23	6	30,347.83	741,304.96	280,534.08	8,500,000.00	06/23/21	7			01/17/24
Totals					523,331.66	1,341,253.69	292,299.81	96,888,938.40
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		16,344,581	16,344,581	0		0
25 - 36 Months		695,820,493	675,598,850	11,721,643		8,500,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		16,204,688	16,204,688	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	728,369,763	708,148,119	0	11,721,643	0	8,500,000
Jun-24	729,368,937	709,132,322	11,736,615	0	0	8,500,000
May-24	730,288,273	710,038,273	0	11,750,000	0	8,500,000
Apr-24	731,264,917	711,014,917	11,750,000	0	0	8,500,000
Mar-24	732,163,089	723,663,089	0	0	0	8,500,000
Feb-24	733,206,942	724,706,942	0	0	0	8,500,000
Jan-24	734,097,090	725,597,090	0	0	8,500,000	0
Dec-23	734,983,561	726,483,561	0	0	8,500,000	0
Nov-23	735,941,429	727,441,429	0	0	8,500,000	0
Oct-23	736,820,280	728,320,280	0	0	8,500,000	0
Sep-23	737,770,804	729,270,804	0	0	8,500,000	0
Aug-23	738,642,096	730,142,096	0	0	8,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30312385	26,517,466.36	26,580,684.66	362,000,000.00	12/01/17	23,782,945.33	1.49000	09/30/22	02/06/27	213
12	30312389	17,500,810.03	17,535,303.88		--	6,644,721.00	1.68000	01/25/17	02/06/27	270
25	30312400	11,721,643.39	11,750,000.00	18,100,000.00	02/16/17	(309,788.08)	(0.55000)	12/31/23	05/06/27	273
30	30312405	8,506,186.15	8,522,949.86	13,400,000.00	11/04/16	1,425,785.41	2.33000	12/31/23	04/06/27	272
31	30312406	8,500,000.00	8,500,000.00	11,000,000.00	10/26/23	(95,874.53)	(0.26000)	09/30/23	04/06/27	I/O
Totals		72,746,105.93	72,888,938.40	404,500,000.00		31,447,789.13

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30312385	MU	OH	10/27/20	98

7/8/2024 - The Loan transferred for Imminent Monetary Default at the Borrower''s request as a result of the Covid-19 pandemic. The Lender approved a direct franchise with Marriott. The Borrower submitted a proposal for a payment deferral to help fund cape x costs. Negotiations with the Borrower and the Mezzanine Lender are ongoing and the Loan remains current. Borrower also submitted another request to change the hotel management company and for a lease amendment.

	Request are under review.

12	30312389	OF	IN	06/28/19	98

7/8/2024 - On January 15, 2020, the Special Servicer conditionally approved an LOI for 92,552SF and documented an SNDA associated with the LOI. On September 21, 2020, the Borrower and APTIV Services US, LLC entered into a Lease for

81,212 SF. On January 8 , 2021, the Guarantor passed away. The Borrower and Special Servicer have completed the documentation of the Replacement Guarantor. Borrower has backfilled 26k SF of the space Byrider vacated with Retina

Indiana a sub-specialty trained Ophthalmologists that treat medical and surgical conditions of the retina and vitreous. Special Servicer is continuing to monitor leasing activity and property performance.

25	30312400	OF	CA	05/13/24	98

7/8/2024 - Loan transferred to special servicing 5/13/2024 for Monetary Default. Loan was previously in SS. A reinstatement agreement was completed. Sent out Hello Letter and PNL and am working to contact the borrower to determine their

	intentions for the property.

30	30312405	RT	GA	02/15/24	98

7/8/2024 - Loan transferred on February 14, 2024, due to the Borrower''s failure to remit excess cash during the Lease Sweep Period. Special Servicer has reached out to the borrower and is assessing next steps.

31	30312406	RT	NY	06/23/21	7

7/8/2024 - Special Servicer reviewed and approved short-term leases in collaboration with receiver. Property went REO upon 1/17/2024 foreclosure. Short-term tenant is still occupying post FC, but vacated 2/29/24. Newmark is handling PM and

	leasing, and Special Servicer is anticipating holding this asset until lease up. Assume disposition in December 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30298188	64,443,060.49	4.72000%	64,443,060.49 4.72000%		8	09/23/20	09/23/20	09/25/20
3	30298188	0.00	4.72000%	0.00	4.72000%	8	09/25/20	09/23/20	09/23/20
22	30298147	13,379,398.33	5.14000%	13,379,398.33 5.14000%		8	09/23/20	09/23/20	09/29/20
22	30298147	0.00	5.14000%	0.00	5.14000%	8	09/29/20	09/23/20	09/23/20
Totals		77,822,458.82		77,822,458.82
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	30312417	07/12/22	95,000,000.00	210,000,000.00	1,188,925.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
9	30312386	04/12/22	22,223,479.23	26,200,000.00	20,425,868.22	4,509,862.41	20,425,868.22	15,916,005.81	6,307,473.42	0.00	47,010.86	6,260,462.56	26.08%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			117,223,479.23	236,200,000.00	21,614,793.40	4,509,862.41	20,425,868.22	15,916,005.81	6,307,473.42	0.00	47,010.86	6,260,462.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	30312417	07/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	30312386	06/12/23	0.00	0.00	6,260,462.56	0.00	0.00	(47,010.86)	0.00	0.00	6,260,462.56
		04/12/22	0.00	0.00	6,307,473.42	0.00	0.00	6,307,473.42	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,260,462.56	0.00	0.00	6,260,462.56	0.00	0.00	6,260,462.56

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,537.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,653.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	97.28	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	97.28	0.00	0.00	0.00
Total	0.00	0.00	16,190.83	0.00	0.00	0.00	0.00	0.00	194.56	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		16,385.39

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Supplemental Notes
None

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